Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.1%
Security	Principal Amount (000's omitted)	Value
KKR SFR Warehouse Participation, 5.04%, (30-day average SOFR + 3.50%), 12/13/23(1)	$2,952	$ 2,919,891
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 5.509%, (1 mo. USD LIBOR + 3.25%), 11/25/53(1)(2)	3,300	3,185,338
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 5.509%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400	4,198,759
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(2)	356	328,352
Series 2021-GNT1, Class A, 3.474%, 11/25/26(2)	3,350	3,136,245
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 5.109%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	4,000	3,950,979
Series 2018-GT2, Class A, 4.909%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	430	421,662
Series 2022-GT1, Class A, 5.764%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	500	498,657
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(2)(3)	9,452	8,923,333
VM Pronto SFR Warehouse Participation, 5.07%, (30-day average SOFR + 3.55%), 9/3/24(1)	6,973	6,844,156
Total Asset-Backed Securities (identified cost $35,643,552)		$ 34,407,372

Collateralized Mortgage Obligations — 32.9%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(2)(3)	$1,000	$ 1,001,868
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.866%, 5/25/65(2)(3)	500	486,806
Series 2020-2, Class M1, 4.112%, 5/25/65(2)(3)	1,000	973,380
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	6	6,094
Series 1822, Class Z, 6.90%, 3/15/26	80	84,147
Series 1829, Class ZB, 6.50%, 3/15/26	12	12,235
Series 1896, Class Z, 6.00%, 9/15/26	31	32,216
Series 2075, Class PH, 6.50%, 8/15/28	27	28,843
Series 2091, Class ZC, 6.00%, 11/15/28	82	86,065
Series 2105, Class Z, 6.00%, 12/15/28	21	22,087
Series 2115, Class K, 6.00%, 1/15/29	182	187,936
Series 2142, Class Z, 6.50%, 4/15/29	52	54,139
Series 4107, Class SA, 1.593%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	419	339,817
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4107, Class SB, 1.593%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	$208	$ 168,933
Series 4107, Class SC, 1.593%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	500	405,100
Series 4107, Class SD, 1.593%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	373	302,592
Series 4204, Class AF, 2.713%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	540	506,905
Series 4212, Class NS, 3.001%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(4)	287	313,098
Series 4259, Class UE, 2.50%, 5/15/43	355	349,685
Series 4623, Class SK, 2.348%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(4)	294	220,170
Series 4938, Class KZ, 2.50%, 12/25/49	630	485,463
Series 5009, Class ZN, 3.50%, 7/25/50	827	798,836
Series 5020, Class EZ, 2.00%, 10/25/50	1,193	920,394
Series 5021, Class CZ, 2.00%, 10/25/50	241	177,503
Series 5021, Class NZ, 2.00%, 10/25/50	804	612,393
Series 5028, Class AZ, 2.00%, 10/25/50	214	158,046
Series 5028, Class TZ, 2.00%, 10/25/50	1,058	827,417
Series 5028, Class ZT, 2.00%, 10/25/50	743	560,704
Series 5031, Class Z, 2.50%, 10/25/50	1	375
Series 5035, Class AZ, 2.00%, 11/25/50	1,078	818,640
Series 5035, Class ZK, 2.50%, 11/25/50	1,193	1,039,229
Series 5035, Class ZT, 2.00%, 10/25/50	754	568,594
Series 5039, Class ZJ, 2.00%, 11/25/50	98	72,021
Series 5040, Class TZ, 2.50%, 11/25/50	177	135,529
Series 5042, Class PZ, 2.00%, 11/25/50	2,022	1,506,862
Series 5058, Class ZH, 3.00%, 5/25/50	161	143,997
Series 5071, Class CS, 2.236%, (3.30% - 30-day average SOFR), 2/25/51(4)	1,275	920,814
Series 5072, Class ZU, 2.50%, 2/25/51	329	281,728
Series 5083, Class ZW, 2.50%, 3/25/51	482	410,663
Series 5090, Class PZ, 2.50%, 3/25/51	235	200,588
Series 5093, Class Z, 3.00%, 1/25/51	0(5)	54
Series 5101, Class EZ, 2.00%, 3/25/51	534	374,223
Series 5104, Class WZ, 3.00%, 4/25/51	124	101,235
Series 5114, Class ZH, 3.00%, 5/25/51	173	147,119
Series 5123, Class JZ, 2.00%, 7/25/51	107	75,627
Series 5129, Class HZ, 1.25%, 4/25/50	242	217,590
Series 5129, Class TZ, 2.50%, 8/25/51	454	418,621
Series 5131, Class QZ, 3.00%, 7/25/51	309	281,363
Series 5132, Class LZ, 2.50%, 8/25/51	985	833,407
Series 5135, Class MZ, 2.50%, 8/25/51	1,893	1,631,022
Series 5136, Class ZJ, 2.50%, 8/25/51	2,036	1,737,426
Series 5139, Class DZ, 2.50%, 9/25/51	1,326	1,127,022
Series 5141, Class ZJ, 2.50%, 9/25/51	1,752	1,495,543
Series 5144, Class Z, 2.50%, 9/25/51	4,036	3,492,167

Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5148, Class AZ, 2.50%, 10/25/51	$3,014	$ 2,621,196
Series 5150, Class ZJ, 2.50%, 10/25/51	1,658	1,428,059
Series 5150, Class ZN, 2.50%, 10/25/51	182	138,481
Series 5159, Class ZP, 3.00%, 11/25/51	414	375,678
Series 5159, Class ZT, 3.00%, 11/25/51	824	761,884
Series 5160, Class ZY, 3.00%, 10/25/50	2,428	2,201,285
Series 5163, Class Z, 3.00%, 11/25/51	520	459,240
Series 5166, Class ZN, 3.00%, 9/25/50	944	901,339
Series 5168, Class MZ, 3.00%, 10/25/51	989	892,539
Interest Only:(6)
Series 362, Class C12, 4.00%, 12/15/47	2,465	466,348
Series 4749, Class IL, 4.00%, 12/15/47	889	167,714
Series 4756, Class KI, 4.00%, 1/15/48	987	191,400
Series 4768, Class IO, 4.00%, 3/15/48	706	137,490
Series 4772, Class PI, 4.00%, 1/15/48	1,046	203,834
Series 4791, Class JI, 4.00%, 5/15/48	1,413	254,187
Series 4966, Class SY, 3.791%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	2,378	362,552
Series 5008, Class IE, 2.00%, 9/25/50	9,163	1,085,400
Series 5010, Class I, 2.00%, 9/25/50	3,645	434,166
Series 5010, Class IN, 2.00%, 9/25/50	4,116	502,060
Series 5010, Class NI, 2.00%, 9/25/50	3,032	360,618
Series 5016, Class UI, 2.00%, 9/25/50	2,968	351,546
Series 5017, Class DI, 2.00%, 9/25/50	5,194	615,206
Series 5022, Class AI, 2.00%, 10/25/50	3,901	470,299
Series 5024, Class CI, 2.00%, 10/25/50	9,053	1,114,424
Series 5025, Class GI, 2.00%, 10/25/50	1,246	150,238
Series 5028, Class TI, 2.00%, 10/25/50	1,637	165,091
Series 5038, Class DI, 2.00%, 11/25/50	8,232	1,011,136
Series 5051, Class S, 2.086%, (3.60% - 30-day average SOFR), 12/25/50(4)	4,609	368,182
Series 5070, Class CI, 2.00%, 2/25/51	8,640	1,140,012
Principal Only:(7)
Series 246, Class PO, 0.00%, 5/15/37	1,466	1,266,769
Series 3435, Class PO, 0.00%, 4/15/38	1,384	1,161,539
Series 4239, Class OU, 0.00%, 7/15/43	319	194,927
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 9.759%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	1,000	975,475
Series 2020-DNA4, Class M2, 6.009%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	218	218,112
Series 2020-HQA4, Class M2, 5.409%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	925	928,267
Federal National Mortgage Association:
Series 1993-16, Class Z, 7.50%, 2/25/23	2	2,506
Series 1993-39, Class Z, 7.50%, 4/25/23	12	11,924
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 1993-45, Class Z, 7.00%, 4/25/23	$11	$ 11,199
Series 1993-149, Class M, 7.00%, 8/25/23	9	9,344
Series 1993-178, Class PK, 6.50%, 9/25/23	18	18,358
Series 1994-40, Class Z, 6.50%, 3/25/24	30	30,896
Series 1994-42, Class K, 6.50%, 4/25/24	123	125,975
Series 1994-82, Class Z, 8.00%, 5/25/24	37	37,806
Series 2000-49, Class A, 8.00%, 3/18/27	73	76,703
Series 2001-81, Class HE, 6.50%, 1/25/32	219	236,333
Series 2002-1, Class G, 7.00%, 7/25/23	9	9,254
Series 2012-133, Class WS, 2.364%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(4)	305	302,628
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,446	1,295,478
Series 2013-6, Class TY, 1.50%, 2/25/43	795	667,608
Series 2013-58, Class SC, 2.612%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(4)	323	301,089
Series 2020-45, Class MA, 1.393%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(4)	199	183,432
Series 2020-63, Class ZN, 3.00%, 9/25/50	91	77,133
Series 2021-3, Class ZH, 2.50%, 2/25/51	183	158,614
Series 2021-14, Class GZ, 2.50%, 3/25/51	129	95,373
Series 2021-40, Class ZB, 3.00%, 6/25/51	12	9,890
Series 2021-42, Class ZD, 3.00%, 11/25/50	670	588,936
Series 2021-52, Class JZ, 2.50%, 8/25/51	1,586	1,367,655
Series 2021-54, Class HZ, 2.50%, 6/25/51	1,031	877,845
Series 2021-54, Class ZJ, 2.50%, 8/25/51	2,921	2,516,585
Series 2021-56, Class HZ, 2.50%, 9/25/51	2,642	2,339,093
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,048	2,709,730
Series 2021-56, Class YZ, 2.50%, 9/25/51	1,104	949,661
Series 2021-66, Class JZ, 2.50%, 10/25/51	1,334	1,165,149
Series 2021-77, Class WZ, 3.00%, 8/25/50	43	35,957
Series 2021-77, Class Z, 3.00%, 5/25/51	415	369,911
Series 2021-79, Class Z, 3.00%, 11/25/51	709	627,273
Series 2021-95, Class ZC, 3.00%, 8/25/51	532	482,954
Interest Only:(6)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR x 1.00), 10/25/42(4)	14,252	44,432
Series 2018-21, Class IO, 3.00%, 4/25/48	2,756	474,605
Series 2019-1, Class SA, 3.141%, (5.40% - 1 mo. USD LIBOR), 2/25/49(4)	1,583	151,930
Series 2020-23, Class SP, 3.791%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	2,416	370,256
Series 2020-45, Class HI, 2.50%, 7/25/50	3,682	510,245
Series 2020-45, Class IJ, 2.50%, 7/25/50	5,879	801,198
Series 2020-72, Class DI, 2.00%, 10/25/50	3,930	469,177
Series 2020-72, Class IA, 2.00%, 10/25/50	2,967	360,982
Series 2020-73, Class NI, 2.00%, 10/25/50	4,714	569,672
Series 2021-3, Class KI, 2.50%, 2/25/51	7,553	931,501

Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-3, Class LI, 2.50%, 2/25/51	$7,447	$ 1,010,606
Series 2021-4, Class AI, 2.00%, 12/25/49	10,012	1,125,661
Series 2021-10, Class EI, 2.00%, 3/25/51	3,984	462,890
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	956	794,989
Series 2014-9, Class DO, 0.00%, 2/25/43	485	382,113
Series 2014-17, Class PO, 0.00%, 4/25/44	1,304	1,014,380
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 7.509%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	460	471,932
Government National Mortgage Association:
Series 2016-168, Class JS, 2.552%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(4)	67	66,270
Series 2017-137, Class AF, 2.626%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	1,111	1,112,054
Series 2020-84, Class BZ, 2.50%, 6/20/50	1,241	1,069,961
Series 2021-1, Class ZD, 3.00%, 1/20/51	130	124,213
Series 2021-24, Class EZ, 2.50%, 1/20/51	422	373,770
Series 2021-24, Class KZ, 2.50%, 2/20/51	382	337,634
Series 2021-25, Class JZ, 2.50%, 2/20/51	224	199,496
Series 2021-49, Class VZ, 2.50%, 3/20/51	68	62,821
Series 2021-77, Class ZG, 3.00%, 7/20/50	46	40,351
Series 2021-97, Class MZ, 3.00%, 8/20/50	268	239,436
Series 2021-97, Class ZC, 3.00%, 8/20/50	572	504,353
Series 2021-105, Class MZ, 3.00%, 6/20/51	451	386,391
Series 2021-114, Class JZ, 3.00%, 6/20/51	176	146,304
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,131	966,937
Series 2021-118, Class JZ, 2.50%, 7/20/51	2,840	2,407,423
Series 2021-121, Class ZE, 2.50%, 7/20/51	185	136,520
Series 2021-122, Class ZL, 2.50%, 7/20/51	1,361	1,170,761
Series 2021-131, Class ZN, 3.00%, 7/20/51	299	252,939
Series 2021-136, Class WZ, 3.00%, 8/20/51	769	718,660
Series 2021-136, Class Z, 2.50%, 8/20/51	1,954	1,661,296
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,237	2,048,358
Series 2021-138, Class Z, 2.50%, 8/20/51	1,222	1,053,406
Series 2021-139, Class UZ, 3.00%, 8/20/51	758	668,996
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,653	1,551,520
Series 2021-154, Class ZC, 2.50%, 9/20/51	873	749,558
Series 2021-154, Class ZL, 3.00%, 9/20/51	459	408,906
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,612	1,386,372
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,287	1,117,137
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,173	992,342
Series 2021-160, Class NZ, 3.00%, 9/20/51	604	577,294
Series 2021-175, Class DZ, 3.00%, 10/20/51	459	438,895
Series 2021-177, Class JZ, 3.00%, 10/20/51	525	463,532
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,018	968,436
Security	Principal Amount (000's omitted)	Value
Interest Only:(6)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR x 1.00), 7/20/42(4)	$7,594	$ 21,658
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR x 1.00), 9/20/35(4)	11,549	49,235
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR x 1.00), 5/20/40(4)	4,559	30,556
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR x 1.00), 11/20/37(4)	5,235	39,352
Series 2018-127, Class SG, 4.124%, (6.25% - 1 mo. USD LIBOR), 9/20/48(4)	3,701	406,630
Series 2019-27, Class SA, 3.924%, (6.05% - 1 mo. USD LIBOR), 2/20/49(4)	2,647	412,244
Series 2019-38, Class SQ, 3.924%, (6.05% - 1 mo. USD LIBOR), 3/20/49(4)	3,030	368,169
Series 2019-43, Class BS, 3.924%, (6.05% - 1 mo. USD LIBOR), 4/20/49(4)	4,153	615,278
Series 2020-32, Class KI, 3.50%, 3/20/50	4,045	608,427
Series 2020-65, Class MI, 2.50%, 12/20/49	3,076	337,055
Series 2020-97, Class MI, 2.50%, 3/20/50	2,037	233,255
Series 2020-146, Class IQ, 2.00%, 10/20/50	11,606	1,303,321
Series 2020-146, Class QI, 2.00%, 10/20/50	6,260	684,203
Series 2020-149, Class NI, 2.50%, 10/20/50	12,128	1,554,679
Series 2020-165, Class UI, 2.00%, 11/20/50	4,929	554,234
Series 2020-167, Class KI, 2.00%, 11/20/50	7,898	872,464
Series 2020-167, Class YI, 2.00%, 11/20/50	6,265	703,537
Series 2020-173, Class DI, 2.00%, 11/20/50	9,328	1,096,100
Series 2020-181, Class TI, 2.00%, 12/20/50	15,968	1,797,035
Series 2021-23, Class TI, 2.50%, 2/20/51	7,892	914,307
Series 2021-56, Class SD, 1.236%, (2.30% - 30-day average SOFR), 9/20/50(4)	4,972	101,020
Series 2021-67, Class SA, 0.795%, (2.30% - 30-day average SOFR), 10/20/50(4)	11,725	280,962
Series 2021-114, Class MI, 3.00%, 6/20/51	5,892	733,484
Series 2021-122, Class NI, 3.00%, 7/20/51	4,048	504,163
Series 2021-125, Class SA, 1.624%, (3.75% - 1 mo. USD LIBOR), 7/20/51(4)	4,445	250,355
Series 2021-131, Class QI, 3.00%, 7/20/51	8,094	839,265
Series 2021-140, Class YS, 0.104%, (1.70% - 1 mo. USD LIBOR), 8/20/51(4)	3,681	22,181
Series 2021-175, Class SA, 0.204%, (1.80% - 1 mo. USD LIBOR), 10/20/51(4)	47,423	295,444
Series 2021-187, Class SB, 0.204%, (1.80% - 1 mo. USD LIBOR), 10/20/51(4)	19,050	111,948
Series 2021-193, Class IU, 3.00%, 11/20/49	16,703	1,826,686
Series 2021-193, Class YS, 0.945%, (2.45% - 30-day average SOFR), 11/20/51(4)	9,428	175,941
Series 2021-196, Class GI, 3.00%, 11/20/51	7,429	933,903
Series 2022-119, Class CS, 1.56%, (3.00% - 30-day average SOFR), 7/20/52(4)	50,000	607,495
Series 2022-126, Class AS, 2.176%, (3.69% - 30-day average SOFR), 7/20/52(4)	14,910	326,156

Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-135, Class SA, (3.00% - 30-day average SOFR), 6/20/52(4)(8)	$20,000	$ 253,480
Total Collateralized Mortgage Obligations (identified cost $146,369,038)		$ 124,136,449

Government National Mortgage Association Participation Agreements — 12.5%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
3.97%, (SOFR + 1.70%), 11/1/22(1)(9)	$14,614	$ 14,660,725
3.97%, (SOFR + 1.70%), 9/5/23(1)(9)	32,677	32,722,798
Total Government National Mortgage Association Participation Agreements (identified cost $47,290,607)		$ 47,383,523

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.9%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust: Interest Only:(6) Series 2021-SB91, Class X1, 0.57%, 8/25/41(3)	$4,974	$ 186,375
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.686%, 4/16/63(3)	9,695	613,840
Series 2021-132, Class IO, 0.719%, 4/16/63(3)	9,002	589,955
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	8,806	623,057
Series 2021-186, Class IO, 0.768%, 5/16/63(3)	9,760	663,559
Series 2022-3, Class IO, 0.641%, 2/16/61(3)	9,909	580,648
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,685,248)		$ 3,257,434

U.S. Government Agency Mortgage-Backed Securities — 75.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.647%, (1 yr. CMT + 2.25%), with maturity at 2038(10)	$486	$ 498,900
2.793%, (COF + 1.25%), with maturity at 2035(10)	839	834,058
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
2.82%, (1 yr. CMT + 2.24%), with maturity at 2036(10)	$520	$ 538,817
2.846%, (COF + 1.25%), with maturity at 2034(10)	227	232,145
3.00%, with maturity at 2050	1,073	1,038,952
3.50%, with various maturities to 2052	11,029	10,976,947
4.50%, with various maturities to 2052	12,711	12,946,404
5.00%, with various maturities to 2052	10,800	11,117,141
5.50%, with maturity at 2032	49	51,549
6.00%, with maturity at 2033	37	40,649
6.50%, with various maturities to 2028	186	187,005
6.87%, with maturity at 2024	2	1,802
7.00%, with various maturities to 2025	91	92,334
7.09%, with maturity at 2023	2	1,533
7.31%, with maturity at 2027	2	2,465
7.50%, with various maturities to 2024	19	19,177
8.00%, with various maturities to 2026	9	8,530
8.50%, with maturity at 2025	2	2,156
9.00%, with various maturities to 2027	3	3,245
9.50%, with various maturities to 2025	0(5)	334
Federal National Mortgage Association:
1.574%, (COF + 1.27%), with maturity at 2033(10)	238	230,132
1.607%, (COF + 1.30%), with maturity at 2033(10)	142	139,268
1.628%, (COF + 1.25%), with maturity at 2025(10)	72	71,554
1.637%, (COF + 1.29%), with maturity at 2035(10)	165	162,463
1.743%, (COF + 1.25%), with various maturities to 2026(10)	97	95,531
1.81%, (12 mo. MTA + 1.17%), with maturity at 2044(10)	190	185,321
2.603%, (COF + 1.31%), with maturity at 2036(10)	210	213,126
2.647%, (COF + 2.40%), with maturity at 2027(10)	138	138,480
2.931%, (COF + 1.26%), with maturity at 2036(10)	139	142,550
3.004%, (1 yr. CMT + 2.10%), with maturity at 2040(10)	252	258,098
3.226%, (COF + 1.25%), with maturity at 2034(10)	290	300,351
3.256%, (COF + 1.25%), with maturity at 2035(10)	297	302,195
3.50%, with various maturities to 2052	13,792	13,744,084
3.512%, (COF + 1.81%), with maturity at 2036(10)	2,796	2,920,718
3.528%, (COF + 1.25%), with maturity at 2034(10)	167	170,131
3.68%, (COF + 1.74%), with maturity at 2035(10)	607	635,748
3.971%, (COF + 1.26%), with maturity at 2036(10)	41	42,595
4.00%, 30-Year, TBA(11)	10,000	10,052,346
4.166%, (COF + 1.87%), with maturity at 2034(10)	522	537,950
4.50%, with various maturities to 2052	6,444	6,574,000
5.00%, with various maturities to 2052	25,838	26,594,913
5.00%, 30-Year, TBA(11)	20,000	20,544,523
5.50%, with maturity at 2030	68	70,096
6.00%, with various maturities to 2032	190	201,161

Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.457%, with maturity at 2025(3)	$20	$ 20,111
7.00%, with maturity at 2024	38	38,605
7.50%, with maturity at 2026	8	8,454
8.028%, with maturity at 2030(3)	1	1,400
8.25%, with maturity at 2025	2	1,621
8.50%, with maturity at 2037	91	99,312
9.00%, with various maturities to 2025	15	16,043
9.50%, with various maturities to 2030	6	6,134
Government National Mortgage Association:
1.75%, (1 yr. CMT + 1.50%), with maturity at 2027(10)	51	50,834
2.00%, (1 yr. CMT + 1.50%), with maturity at 2026(10)	38	37,976
3.00%, with various maturities to 2052	7,431	7,264,739
3.50%, with various maturities to 2052	6,683	6,663,247
4.00%, with various maturities to 2049	1,532	1,556,742
4.50%, 30-Year, TBA(11)	4,400	4,475,540
4.50%, with various maturities to 2049	616	629,292
4.50%, with maturity at 2052	500	510,547
5.00%, with various maturities to 2052(12)	32,000	32,826,233
5.00%, 30-Year, TBA(11)	85,000	87,128,277
5.00%, with various maturities to 2052	5,500	5,668,250
5.50%, 30-Year, TBA(11)	15,000	15,410,386
7.50%, with maturity at 2025	17	17,995
9.50%, with maturity at 2025	3	2,715
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $284,883,629)		$ 285,355,930

U.S. Government Guaranteed Small Business Administration Loans — 0.5%(13)(14)
Security	Principal Amount (000's omitted)	Value
0.16%, 7/15/37 to 5/15/42	$544	$ 2,594
0.23%, 4/15/37 to 12/15/37	1,392	7,835
0.41%, 6/15/42 to 7/15/42	216	2,976
0.48%, 3/15/37 to 12/15/37	2,391	28,027
0.66%, 7/15/42	52	1,154
0.73%, 3/15/37 to 10/15/42	1,892	35,856
0.91%, 5/15/42	458	14,097
0.98%, 9/15/37 to 11/15/37	2,325	56,275
1.23%, 8/15/37 to 12/15/37	1,883	57,184
1.86%, 9/15/42 to 1/15/43	9,606	600,572
1.89%, 11/15/42	340	21,599
2.11%, 10/15/42	3,375	239,693
Security	Principal Amount (000's omitted)	Value
2.36%, 12/15/42	$494	$ 39,467
2.86%, 12/15/42 to 2/15/43	5,350	523,557
3.11%, 12/15/42	2,793	296,432
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $5,108,950)		$ 1,927,318

Short-Term Investments — 12.5%
Affiliated Fund — 8.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(15)	32,305,304	$ 32,305,304
Total Affiliated Fund (identified cost $32,305,304)		$ 32,305,304

U.S. Treasury Obligations — 4.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Floating Rate Notes, 2.521%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(1)	$15,000	$ 15,037,824
Total U.S. Treasury Obligations (identified cost $15,032,764)		$ 15,037,824
Total Short-Term Investments (identified cost $47,338,068)		$ 47,343,128
Total Purchased Swaptions — 0.7% (identified cost $2,006,552)		$ 2,787,547
Total Investments — 144.6% (identified cost $572,325,644)		$ 546,598,701
Total Written Swaptions — (0.2)% (premiums received $1,943,076)		$ (800,307)

TBA Sale Commitments — (9.1)%
U.S. Government Agency Mortgage-Backed Securities — (9.1)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 3.00%, 30-Year, TBA(11)	$ (10,000)	$ (9,631,251)

Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 3.50%, 30-Year, TBA(11)	$ (25,000)	$ (24,751,959)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $33,258,594)		$ (34,383,210)
Total TBA Sale Commitments (proceeds $33,258,594)		$ (34,383,210)
Other Assets, Less Liabilities — (35.3)%		$(133,523,940)
Net Assets — 100.0%		$ 377,891,244
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $29,699,165 or 7.9% of the Fund's net assets.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2022.
(5)	Principal amount is less than $500.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	When-issued, variable rate security whose interest rate will be determined after July 31, 2022.
(9)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(10)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2022.
(11)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	When-issued security.
(13)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(14)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Purchased Interest Rate Swaptions — 0.7%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/4/33 to pay 3.29% and receive SOFR	Bank of America, N.A.	USD	15,000,000	12/30/22	$ 72,893
Option to enter into interest rate swap expiring 3/27/33 to pay 2.47% and receive SOFR	Bank of America, N.A.	USD	25,000,000	3/23/23	693,555
Option to enter into interest rate swap expiring 8/3/52 to pay 1.89% and receive SOFR	Goldman Sachs International	USD	10,000,000	8/1/22	1,222,597
Option to enter into interest rate swap expiring 1/5/33 to pay 3.16% and receive SOFR	Goldman Sachs International	USD	6,000,000	1/3/23	38,780
Option to enter into interest rate swap expiring 3/9/28 to pay 1.88% and receive SOFR	Goldman Sachs International	USD	20,000,000	3/7/23	602,137
Option to enter into interest rate swap expiring 10/14/32 to pay 3.07% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	50,000,000	10/12/22	157,585
Total					$2,787,547

Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions — (0.2)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/4/33 to pay 2.29% and receive SOFR	Bank of America, N.A.	USD	(15,000,000)	12/30/22	$(264,486)
Option to enter into interest rate swap expiring 3/8/53 to pay 1.13% and receive SOFR	Bank of America, N.A.	USD	(10,000,000)	3/6/23	(31,395)
Option to enter into interest rate swap expiring 3/27/33 to pay 1.87% and receive SOFR	Bank of America, N.A.	USD	(25,000,000)	3/23/23	(266,454)
Option to enter into interest rate swap expiring 8/3/52 to pay 1.49% and receive SOFR	Goldman Sachs International	USD	(10,000,000)	8/1/22	0
Option to enter into interest rate swap expiring 1/5/33 to pay 2.16% and receive SOFR	Goldman Sachs International	USD	(6,000,000)	1/3/23	(81,799)
Option to enter into interest rate swap expiring 3/9/28 to pay 1.28% and receive SOFR	Goldman Sachs International	USD	(20,000,000)	3/7/23	(56,894)
Option to enter into interest rate swap expiring 10/14/52 to pay 1.98% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	(15,000,000)	10/12/22	(99,279)
Total					$(800,307)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	70	Long	9/21/22	$ 11,081,875	$ 24,971
U.S. 5-Year Treasury Note	(398)	Short	9/30/22	(45,263,172)	(156,142)
U.S. 10-Year Treasury Note	(5)	Short	9/21/22	(605,703)	(4,811)
U.S. Long Treasury Bond	(30)	Short	9/21/22	(4,320,000)	(97,496)
					$(233,478)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	25,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	$1,150,561	$ —	$1,150,561
USD	10,000	Receives	SOFR (pays annually)	1.94% (pays annually)	4/21/52	2,961,893	—	2,961,893
Total						$4,112,454	$ —	$4,112,454

Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
MTA	– Monthly Treasury Average
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts, interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.
Affiliated Investments
At July 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $32,305,304, which represents 8.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$66,939,014	$281,221,124	$(348,154,149)	$(5,989)	$ —	$ —	$37,071	—
Liquidity Fund	—	254,453,967	(222,148,663)	—	—	32,305,304	105,978	32,305,304
Total				$(5,989)	$ —	$32,305,304	$143,049
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 34,407,372	$ —	$ 34,407,372
Collateralized Mortgage Obligations	—	124,136,449	—	124,136,449

Eaton Vance
Government Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Government National Mortgage Association Participation Agreements	$ —	$ 47,383,523	$ —	$ 47,383,523
U.S. Government Agency Commercial Mortgage-Backed Securities	—	3,257,434	—	3,257,434
U.S. Government Agency Mortgage-Backed Securities	—	285,355,930	—	285,355,930
U.S. Government Guaranteed Small Business Administration Loans	—	1,927,318	—	1,927,318
Short-Term Investments:
Affiliated Fund	32,305,304	—	—	32,305,304
U.S. Treasury Obligations	—	15,037,824	—	15,037,824
Purchased Interest Rate Swaptions	—	2,787,547	—	2,787,547
Total Investments	$32,305,304	$514,293,397	$ —	$546,598,701
Futures Contracts	$ 24,971	$ —	$ —	$ 24,971
Swap Contracts	—	4,112,454	—	4,112,454
Total	$32,330,275	$518,405,851	$ —	$550,736,126
Liability Description
TBA Sale Commitments	$ —	$(34,383,210)	$ —	$(34,383,210)
Written Interest Rate Swaptions	—	(800,307)	—	(800,307)
Futures Contracts	(258,449)	—	—	(258,449)
Total	$ (258,449)	$(35,183,517)	$ —	$(35,441,966)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.